11. Share Capital	12 Months Ended
Jul. 31, 2019
Notes
11. Share Capital

11.   Share Capital

Authorized

Unlimited number of common shares without par value, and unlimited number of Series 1 Convertible Preferred shares without par value, participating, each share convertible into one common share by the holder, and non-voting.

Issued and Outstanding

As at July 31, 2019, there were 50,900,000 (2018 - 40,000,000) Series 1 Convertible Preferred Shares and 292,607,662 (2018 -227,787,662) common shares issued and outstanding.

Convertible Preferred Shares

During the year ended July 31, 2019:

During the year ended July 31, 2019, the Company issued 40,000,000 Series 1 Convertible Preferred shares pursuant to the exercise of 40,000,000 of Preferred Share warrants.  The Company received the proceeds during the year ended July 31, 2018. The Company reclassified $2,000,000 from convertible preferred shares issuable to convertible preferred shares. During the year ended July 31, 2019, 29,100,000 convertible preferred shares were converted into common shares. The Company reclassified $1,365,780 from convertible preferred shares to common shares.

During the year ended July 31, 2018:

On May 25, 2018, the Company issued 40,000,000 units in the capital of the Company at a price of $0.05 per unit for gross proceeds of $2,000,000. Each unit consists of one Series 1 Convertible Preferred share (a “Preferred Share”) and one preferred share purchase warrant; each warrant (a “Warrant”) is exercisable by the holder to acquire one additional Preferred Share in the capital of the Company at a price of $0.05 for a period of 24 months following the issuance date.

Common Shares

During the year ended July 31, 2019:

During the year ended July 31, 2019, the Company issued 17,810,000 common shares pursuant to the exercise of 17,810,000 warrants for gross proceeds of $890,500.

On September 26, 2018, 4,000,000 special finder’s warrants issued on May 25, 2018 with a carrying value of $141,440 were converted into an equivalent number of units in the capital of the Company.  Each unit consists of one common share and one common share purchase warrant; each warrant entitling the holder to acquire one additional share at $0.05 for a period of 24 months. Upon conversion, the carrying value of $141,440 was allocated to common shares and $nil to the warrants based on the residual method.

On August 31, 2018, 12,690,000 special warrants and 1,220,000 special finders’ warrants issued on April 26, 2018 with a carrying value of $ 695,500 were converted into an equivalent number of units in the capital of the Company. Each unit consists of one common share and one common share purchase warrant; each warrant entitling the holder to acquire one additional share at $0.05 expiring on April 26, 2020. Upon conversion, the carrying value of $695,500 was allocated to common shares and $nil to the warrants based on the residual method.

For the year ended July 31, 2018:

On June 8, 2018, the Company converted 59,370,000 special warrants and 3,757,000 special finders’ warrants issued on February 8, 2018 into an equivalent number of units in the capital of the Company. Each unit consists of one common share and one common share purchase warrant; each warrant entitling the holder to acquire one additional share at $0.05 for a period of 24 months. Upon conversion, the carrying value of $3,156,350 was allocated to common shares and $nil to the warrants based on the residual method.

On June 12, 2018, the Company issued 94,355,026 common shares at a price of $0.33 per common share for gross proceeds of $31,137,159.  In consideration for their services, the underwriters received a cash commission of $2,067,500 and the Company paid other legal and finder’s fees of $64,000.  A total of 5,182,365 finder’s warrants were granted with a fair value of $1,209,136; each finder warrant entitling the holder to acquire one additional common share at $0.33 for a period of 24 months. The fair value of the finders’ warrants was determined using the Black Scholes Option Pricing Model with the following assumptions: stock price - $0.33; exercise price - $0.33; expected life – 2 years; volatility – 147%; dividend yield – $0; and risk-free rate – 1.90%.

During the period ended July 31, 2018, the Company issued 5,050,000 common shares pursuant to the exercise of 5,050,000 warrants for gross proceeds of $252,500.

On July 1, 2018, the Company converted 57,120,000 special warrants and 5,292,000 special finders’ warrants issued on March 1, 2018 into an equivalent number of units in the capital of the Company. Each unit consists of one common share and one share purchase warrant; each warrant entitling the holder to acquire one additional share at $0.05 for a period of 24 months. Upon conversion, the carrying value of $2,856,000 was allocated to common shares and $nil to the warrants based on the residual method.

Stock Options

Under the Company’s stock option plan (the “Plan”) the Company has adopted a 20% rolling stock option plan (“Plan”) to replace its previous 10% rolling plan. The Plan provides that the Board may from time to time, in its discretion, grant to directors, officers, employees, technical consultants and other participants to the Company, non-transferrable stock options to purchase common shares, provided that the number of common shares reserved for issuance will not exceed 20% of the Company’s issued and outstanding common shares. Such options will be exercisable for a period of up to ten years from the date of grant. In addition, the number of common shares which may be issuable under the Plan within a one year period: (i) to any one individual shall not exceed 5% of the issued and outstanding common shares; and (ii) to a consultant or an employee performing investor relations activities, shall not exceed 2% of the issued and outstanding common shares. The underlying purpose of the Plan is to attract and motivate the directors, officers, employees and consultants of the Company and to advance the interests of the Company by affording such persons with the opportunity to acquire an equity interest in the Company through rights granted under the Plan.

During the year ended July 31, 2019:

On August 16, 2018, the Company granted 1,000,000 stock options to an employee of the Company with an exercise price of $0.73 (US $ 0.56) with a term of 5 years.  The options vest 12.5% every 3 months. The estimated fair value of the stock options was measured using the Black-Scholes Option Pricing Model with the following assumptions: stock price - $0.74(US $ 0.50); exercise price - $0.73(US $ 0.56); expected life – 5 years, volatility – 147%, dividend yield - $0; and risk-free rate – 2.18%. During the year ended July 31, 2019, the Company recognized $145,052 in share-based compensation expense related to these stock options. During the year ended July 31, 2019, 1,000,000 of these stock options were forfeited.

On September 24, 2018, the Company granted 100,000 stock options to a consultant of the Company with an exercise price of $0.31(US $ 0.24) with a term of 2 years.  The options vest 12.5% every 3 months. The estimated fair value of the stock options was measured using the Black-Scholes Option Pricing Model with the following assumptions: stock price - $0.31(US $ 0.24); exercise price - $0.31(US $ 0.24); expected life – 2 years, volatility – 147%, dividend yield - $0; and risk-free rate – 2.13%. During year ended July 31, 2019, the Company recognized $12,274 in share-based compensation expense related to these stock options.

On December 12, 2018, the Company granted 5,750,000 stock options to consultants of the Company with an exercise price of $0.15 (US$ 0.12) with a term of 5 years.  The options vest 12.5% every 3 months. The estimated fair value of the stock options was measured using the Black-Scholes Option Pricing Model with the following assumptions: stock price - $0.15 (US$ 0.12); exercise price - $0.15 (US$ 0.12); expected life – 5 years, volatility – 147%, dividend yield - $0; and risk-free rate – 2.07%. During year ended July 31, 2019, the Company recognized $151,349 in share-based compensation expense related to these stock options. During the period ended July 31, 2019, 5,030,000 of these stock options were forfeited.

During the year ended July 31, 2019, the Company granted 20,327,039 stock options to directors, officers and consultants of the Company with an exercise price of $0.34 (US$ 0.26) with a term of 5 years and vested immediately. The estimated fair value of the stock options was measured using the Black-Scholes Option Pricing Model with the following assumptions: stock price - $0.34 (US$ 0.26); exercise price - $0.34 (US$ 0.26); expected life – 5 years, volatility – 147%, dividend yield - $0; and risk-free rate – 1.52%. During year ended July 31, 2019, the Company recognized $6,426,936 in share-based compensation expense related to these stock options.

During the year ended July 31, 2018:

On June 22, 2018, the Company granted 16,468,727 stock options to various directors, officers and consultants of the Company with an exercise price of $0.33 with a term of 5 years.  9,981,227 of the stock options vested immediately, with the remainder vesting 12.5% every 3 months. The estimated fair value of the stock options was measured using the Black-Scholes Option Pricing Model with the following assumptions: stock price - $0.33; exercise price - $0.33; expected life – 5 years, volatility – 147%, dividend yield - $0; and risk-free rate – 1.98%. During the year ended July 31, 2018, the Company recognized $3,250,476 in share-based compensation expense related to these stock options. During year period ended July 31, 2019, the Company recognized $594,189 in share-based compensation expense related to these stock options. During the period ended July 31, 2019, 8,980,000 of these stock options were forfeited.

Continuity of stock options outstanding during the year ended July 31, 2019 and 2019 are as follows:

	Options outstanding	Weighted average exercise price $
Balance, July 31, 2017	-	-
Issued	16,468,727	0.33
Balance, July 31, 2018	16,468,727	0.33
Forfeited	(15,010,000)	(0.30)
Issued	27,177,039	0.31
Balance, July 31, 2019	28,635,766	0.33

As at July 31, 2019, the outstanding and exercisable stock options are as follows:

Expiry Date	Exercise price $	Number of options #	Exercisable options #
September 24, 2020	US$0.24	100,000	37,500
April 26, 2024	US$0.26	20,327,039	20,327,039
June 22, 2023	0.33	7,488,727	6,426,227
December 12, 2023	US$0.12	720,000	180,000
	0.33	28,635,766	26,970,766

Special Warrants

On February 8, 2018, the Company completed a non-brokered private placement, of 59,370,000 special warrants of the Company at a price of $0.05 per special warrant for gross proceeds of $2,968,500.  Each special warrant entitled the holder to receive, without payment of any additional consideration or need for further action, one unit of the Company, each unit comprising of one common share and one share purchase warrant; each warrant entitling the holder to acquire one additional share at $0.05 for a period of 24 months. An additional 3,757,000 special warrants were issued as finders’ fees with the same terms as the special warrants pursuant to the private placement. The estimated fair value of $187,850 was charged to warrant issue costs.  On June 8, 2018, the Company converted the special warrants and special finders’ warrants into an equivalent number of units in the capital of the Company.

On March 1, 2018, the Company completed a non-brokered private placement, of 57,120,000 special warrants of the Company at a price of $0.05 per special warrant for gross proceeds of $2,856,000.  Each special warrant entitled the holder to receive, without payment of any additional consideration or need for further action, one unit of the Company, each unit comprising of one common share and one share purchase warrant; each warrant entitling the holder to acquire one additional share at $0.05 for a period of 24 months. An additional 5,292,000 special warrants were issued as finders’ fees with the same terms as the special warrants pursuant to the private placement. The estimated fair value of the finder’s warrants $264,600 was charged to warrant issue costs. On July 1, 2018, the Company converted the special warrants and special finders’ warrants into an equivalent number of units in the capital of the Company.

On April 30, 2018, the Company completed a non-brokered private placement, of 12,690,000 special warrants of the Company at a price of $0.05 per special warrant for gross proceeds of $634,500. Each special warrant entitled the holder to receive, without payment of any additional consideration or need for further action, one unit of the Company, each unit comprising of one common share and one share purchase warrant; each warrant entitling the holder to acquire one additional share at $0.05 for a period of 24 months. An additional 1,220,000 special warrants were issued as finders’ fees with the same terms as the special warrants received pursuant to the private placement. The estimated fair value of the finder’s warrants $61,000 was charged to warrant issue costs.  As at July 31, 2018, 13,910,000 special warrants and special finders’ warrants were outstanding and a total of $695,500 has been classified in warrant reserve in relation to these special warrants and special finders’ warrants. On August 31, 2018, the Company converted the special warrants and special finders’ warrants into an equivalent number of units in the capital of the Company.

On May 25, 2018, the Company granted 4,000,000 special finders’ warrants as finder’s fees to the May 25, 2018 issuance with a fair value of $141,440. The fair value of the special finders’ warrants was determined using the Black Scholes Option Pricing Model with the following assumptions: stock price - $0.05; exercise price - $0.05; expected life – 2 years; volatility – 147%; dividend yield – $0; and risk-free rate – 1.96%. Each special finders warrant entitled the holder to receive, without payment of any additional consideration or need for further action, one unit of the Company, each unit comprising of one common share and one common share purchase warrant on September 26, 2018. Each share purchase warrant is exercisable by the holder to acquire one additional common share in the capital of the Company at a price of $0.05 for a period of 24 months following the issuance date of the convertible preferred share units. Accordingly these special finder’s warrants are presented as an addition to warrant reserves on the Statement of Equity. As at July 31, 2018, 4,000,000 special finder’s warrants were outstanding and a total of $141,440 has been classified in warrant reserve in relation to these special warrants.  On September 26, 2018, the Company converted the special finders’ warrants into an equivalent number of units in the capital of the Company.

Common Share Purchase Warrants

The continuity of the Company's common share purchase warrants pursuant to the special warrants is as follows:

	Number of share purchase warrants #	Weighted average exercise price $
Outstanding, July 31, 2017	-	-
Issued	130,721,365	0.06
Exercised	(5,050,000)	0.05
Outstanding, July 31, 2018	125,671,365	0.06
Issued	17,910,000	0.05
Exercised	(17,810,000)	0.05
Outstanding, July 31, 2019	125,771,365	0.06

As of July 31, 2019, the Company had share purchase warrants outstanding and exercisable to acquire common shares of the Company as follows:

Expiry Date	Exercise price $	Number of warrants #
February 8, 2020	0.05	57,607,000
March 1, 2020	0.05	47,512,000
April 30, 2020	0.05	15,470,000
June 11, 2020	0.33	5,182,365
		125,771,365